Other Noninterest Expense	11 Months Ended
Mar. 31, 2012
Other Noninterest Expense
J.	Other Noninterest Expense:

Other noninterest expense amounts are summarized as follows for the eleven months ended March 31, 2012 and the year ended April 30, 2011:

	2012	2011
	(In Thousands)
Data processing	$345	$383
Directors’ fees	249	274
Professional fees (legal, audit, consulting)	364	376
Printing, postage, and supplies	194	199
On-line banking fees	122	121
Other	789	849

	$2,063	$2,202